OTHER EQUITY INSTRUMENTS (Details) ¥ in Thousands, $ in Millions								12 Months Ended
	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 27, 2015 CNY (¥)	Apr. 10, 2014 USD ($)	Apr. 10, 2014 CNY (¥)	Oct. 22, 2013 USD ($)	Oct. 22, 2013 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
OTHER EQUITY INSTRUMENTS
Proceeds from issuance of the Senior Perpetual Securities after the issuance costs | ¥								¥ 3,513,068	¥ 2,000,000
2015 Perpetual Medium-term Notes
OTHER EQUITY INSTRUMENTS
Notional amount | ¥			¥ 2,000,000
Interest rate (as a percent)			5.50%
Proceeds from Medium-term Notes | ¥			¥ 2,000,000
Initial spread (as a percent)			2.61%
2015 Perpetual Medium-term Notes | Maximum
OTHER EQUITY INSTRUMENTS
Margin rate (as a percent)			3.00%
Margin rate term (in years)			5 years
Chalco Hong Kong | 2013 Senior Perpetual Securities
OTHER EQUITY INSTRUMENTS
Notional amount | $						$ 350
Interest rate (as a percent)						6.625%
Proceeds from issuance of the Senior Perpetual Securities after the issuance costs						$ 347	¥ 2,123,000
Initial spread (as a percent)						5.312%
Margin rate (as a percent)						5.00%
Chalco Hong Kong | 2014 Senior Perpetual Securities
OTHER EQUITY INSTRUMENTS
Notional amount | $				$ 400
Interest rate (as a percent)				6.25%
Proceeds from issuance of the Senior Perpetual Securities after the issuance costs				$ 398	¥ 2,462,000
Chalco Hong Kong | 2016 Senior Perpetual Securities
OTHER EQUITY INSTRUMENTS
Notional amount | $	$ 500
Interest rate (as a percent)	4.25%
Proceeds from issuance of the Senior Perpetual Securities after the issuance costs	$ 498	¥ 3,374,000
Initial spread (as a percent)	2.931%
Margin rate (as a percent)	5.00%